Tangible assets (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tangible Assets
Contractual commitments for acquisition of intangible assets	R$ 50,807	R$ 58,413	R$ 0